10-K Segment reporting - Schedule of financial information by reportable segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total revenues, net	$ 324,231	$ 306,624	$ 1,268,135	$ 1,334,299	[1]	$ 1,336,375	[1]
Cost of goods sold	166,941	151,058	637,113	693,522	[1]	726,794	[1]
Selling, general and administrative	122,870	110,818	464,178	444,230	[1]	432,787	[1]
Depreciation and amortization	33,667	35,382	141,394	171,804	[1]	136,777	[1]
Adjusted EBITDA	63,413	66,094	274,674	303,285		300,159
Capital expenditures	16,985	16,077	63,440	92,438		65,441
Retail revenues
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total revenues, net	231,109	230,702	922,582	1,032,762		1,096,174
Wholesale revenues
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total revenues, net	89,801	74,281	332,239	295,569		234,646
Management fee income
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total revenues, net	3,321	1,641	13,314	5,968	[1]	5,555	[1]
Domestic
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total revenues, net	276,987	271,704	1,095,657	1,228,749		1,275,368
Cost of goods sold	139,732	133,231	541,458	631,785		688,328
Selling, general and administrative	105,819	98,015	400,813	402,658		402,560
Depreciation and amortization			119,287	144,919		115,618
Adjusted EBITDA	58,969	60,671	251,384	297,362		305,490
Capital expenditures	14,297	14,935	50,043	81,891		62,679
Domestic | Retail revenues
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total revenues, net	215,223	219,644	868,732	994,715		1,075,103
Domestic | Wholesale revenues
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total revenues, net	61,516	51,824	226,334	232,491		197,640
Domestic | Management fee income
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total revenues, net	248	236	591	1,543		2,625
International
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total revenues, net	47,244	34,920	172,478	105,550		61,007
Cost of goods sold	27,209	17,827	95,655	61,737		38,466
Selling, general and administrative	17,051	12,803	63,365	41,572		30,227
Depreciation and amortization			22,107	26,885		21,159
Adjusted EBITDA	4,444	5,423	23,290	5,923		(5,331)
Capital expenditures	2,688	1,142	13,397	10,547		2,762
International | Retail revenues
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total revenues, net	15,886	11,058	53,850	38,047		21,071
International | Wholesale revenues
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total revenues, net	28,285	22,457	105,905	63,078		37,006
International | Management fee income
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total revenues, net	$ 3,073	$ 1,405	$ 12,723	$ 4,425		$ 2,930

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.